SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-06001)
UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 112
☒
and
REGISTRATION STATEMENT
(NO. 811-04681)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 114
☒
VANGUARD BOND INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
☒
on February 7, 2025, pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on (date) pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 112 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 114 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Bond Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 7, 2025, the pending effective date of the Trust’s 111th Post-Effective Amendment. By way of further background:

·	Post-Effective Amendment No. 111 was filed under Rule 485(b)(1)(iii) on December 12, 2024, for the sole purpose of delaying, until January 10, 2024, the pending effective date of the Trust's 110th Post-Effective Amendment.
·	Post-Effective Amendment No. 110 was filed under Rule 485(b)(1)(iii) on November 14, 2024, for the sole purpose of delaying, until December 13, 2024, the pending effective date of the Trust's 109th Post-Effective Amendment.
·	Post-Effective Amendment No. 109 was filed under Rule 485(b)(1)(iii) on October 17, 2024, for the sole purpose of delaying, until November 15, 2024, the pending effective date of the Trust's 108th Post-Effective Amendment.
·	Post-Effective Amendment No. 108 was filed under Rule 485(b)(1)(iii) on September 19, 2024, for the sole purpose of delaying, until October 18, 2024, the pending effective date of the Trust's 107th Post-Effective Amendment.
·	Post-Effective Amendment No. 107 was filed under Rule 485(b)(1)(iii) on August 22, 2024, for the sole purpose of delaying, until September 20, 2024, the pending effective date of the Trust's 106th Post-Effective Amendment.
·	Post-Effective Amendment No. 106 was filed under Rule 485(b)(1)(iii) on July 25, 2024, for the sole purpose of delaying, until August 23, 2024, the pending effective date of the Trust's 105th Post-Effective Amendment.
·	Post-Effective Amendment No. 105 was filed under Rule 485(b)(1)(iii) on June 27, 2024, for the sole purpose of delaying, until July 26, 2024, the pending effective date of the Trust's 104th Post-Effective Amendment.
·	Post-Effective Amendment No. 104 was filed under Rule 485(b)(1)(iii) on May 30, 2024, for the sole purpose of delaying, until June 28, 2024, the pending effective date of the Trust's 103rd Post-Effective Amendment.
·	Post-Effective Amendment No. 103 was filed under Rule 485(b)(1)(iii) on May 2, 2024, for the sole purpose of delaying, until May 31, 2024, the pending effective date of the Trust's 101st Post-Effective Amendment.
·	Post-Effective Amendment No. 101 was filed under Rule 485(b)(1)(iii) on April 4, 2024, for the sole purpose of delaying, until May 3, 2024, the pending effective date of the Trust's 100th Post-Effective Amendment.
·	Post-Effective Amendment No. 100 was filed under Rule 485(b)(1)(iii) on March 7, 2024, for the sole purpose of delaying, until April 5, 2024, the pending effective date of the Trust's 99th Post-Effective Amendment.
·

Post-Effective Amendment No. 99 was filed under Rule 485(b)(1)(iii) on February 8, 2024, for the sole purpose of delaying, until March 8, 2024, the pending effective date of the Trust’s 98th Post-Effective Amendment.

·

Post-Effective Amendment No. 98 was filed under Rule 485(b)(1)(iii) on January 11, 2024, for the sole purpose of delaying, until February 9, 2024, the pending effective date of the Trust’s 97th Post-Effective Amendment.

·

Post-Effective Amendment No. 97 was filed under Rule 485(b)(1)(iii) on December 14, 2023, for the sole purpose of delaying, until January 12, 2024, the pending effective date of the Trust’s 96th Post-Effective Amendment.

·

Post-Effective Amendment No. 96 was filed under Rule 485(b)(1)(iii) on November 16, 2023, for the sole purpose of delaying, until December 15, 2023, the pending effective date of the Trust’s 95th Post-Effective Amendment.

·

Post-Effective Amendment No. 95 was filed under Rule 485(b)(1)(iii) on October 19, 2023, for the sole purpose of delaying, until November 17, 2023, the pending effective date of the Trust’s 94th Post-Effective Amendment.

·

Post-Effective Amendment No. 94 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Small-Cap Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard Small-Cap Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 94 originally requested that the Amendment become effective on October 20, 2023.

This Post-Effective Amendment No. 112 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of January, 2025.

VANGUARD BOND INDEX FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer	January 8, 2025

Salim Ramji
/s/ Tara Bunch*	Trustee	January 8, 2025

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	January 8, 2025

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	January 8, 2025

F. Joseph Loughrey
/s/ Mark Loughridge*	Independent Chair	January 8, 2025

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 8, 2025

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	January 8, 2025

Lubos Pastor
/s/ André F. Perold*	Trustee	January 8, 2025

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	January 8, 2025

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	January 8, 2025

Grant Reid
/s/ David Thomas*	Trustee	January 8, 2025

David Thomas
/s/ Peter F. Volanakis*	Trustee	January 8, 2025

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	January 8, 2025

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.